Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash Flow Statement [Abstract]
Unrealized loss on non-hedging derivatives	$ 0.6	$ 0.4
Payment for reclamation activities	(2.0)	(0.9)
Interest received	3.4	2.8
Credit facility standby fees	(1.8)	(1.8)
Reduction of obligation to renounce flow-through exploration expenditures	(0.6)	(0.6)
Loss on disposal of assets	0.7	6.1
Payment of transaction costs incurred by Richmont Mines (note 5)	(8.0)	0.0
Other non-cash items	(0.7)	0.5
Other adjustments for non-cash items	$ (8.4)	$ 6.5